Subsequent Events - Narrative (Details) - USD ($) $ in Millions		6 Months Ended
	Jul. 27, 2026	Jun. 30, 2025	Jul. 01, 2026	Jun. 30, 2026
Subsequent Event [Line Items]
Cash dividend		$ 150.0
Subsequent Event
Subsequent Event [Line Items]
Cash dividend	$ 175.0
Subsequent Event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | TCF IX Disposition
Subsequent Event [Line Items]
Total assets			$ 1,100.0
Total indebtedness			$ 800.0
Tank Container Units
Subsequent Event [Line Items]
Lease portfolio percentage				1.00%